Restatement of Previously Issued Financial Statements (Details) $ in Millions	Aug. 10, 2020 USD ($)
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Increase in warrant liabilities and forward purchase agreement liabilities	$ 5.3